Note 3 - Corporate Information and Group Composition	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of general information about financial statements [text block]
Note 3.	Corporate Information and Group Composition

Opera is a leading global internet brand with an engaged user base. Building on over 20 years of innovation, starting with its browser products, Opera is increasingly leveraging its brand and user base to expand its offerings and its business. Opera offers a range of products and services that include PC and mobile browsers, gaming portals and game development tools, and Opera News content recommendation products. Opera generates revenue primarily when users of the browsers make searches using the integrated search and address bar, and from advertising on Opera’s properties and properties of Opera network partners.

The chart below provides an overview of the corporate structure of the Group, including the places of incorporation of the Parent and its material subsidiaries.

Notes:
(1)	20% held by nominee shareholders.
(2)	6% is held by additional Opera group entities.
(3)	Variable interest entity contractually controlled by Opera Software International AS.
(4)	One share is held by Opera Norway AS.

Opera Limited, with its office at Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman, KY1- 1104, Cayman Islands, is an exempted company under the laws of the Cayman Islands. The address of the principal executive office is Vitaminveien 4, 0485 Oslo, Norway. Opera Limited has American depositary shares (ADSs) listed on the Nasdaq Global Select Market, trading under the OPRA ticker symbol. Each ADS represents two ordinary shares in the Company. As of December 31, 2022, the total number of ordinary shares in Opera Limited authorized for issue was 500,000,000, of which 178,430,242, equivalent to 89,215,121 ADSs, were outstanding. Each ordinary share has a par value of US$0.0001. As of year-end 2022, Opera held 2,033,042 ADSs in treasury.

There were no material non-controlling interests in the subsidiaries.

In addition to the subsidiaries outlined above, Opera has investments in unconsolidated companies. Details on these investments are provided in Note 12.

Capital Management

The primary objective of Opera’s capital management is to maintain a strong capital base to support investor, creditor, and market confidence and to sustain future development of the business in accordance with its growth plans.

Investment Program

The board of directors of the Company has authorized an investment program under which up to US$70 million of Opera’s capital was set aside for investments in listed equity securities. The maximum amount allocated to the investment program varies over time based on accumulated gains or losses. The objective of the investment program is to preserve capital while generating long-term capital growth by achieving the highest possible return on invested capital relative to the risk taken. In accordance with investment guidelines adopted by the board of directors of the Company, Opera may enter into both long and short positions in listed equity securities, including derivatives of such instruments. While Opera entered into short positions in listed equity securities and written call options on listed equity securities during 2021, all such positions were extinguished prior to the end of that year, and Opera did not enter into short positions or equity derivatives in 2022.

During 2022, the investment portfolio comprised investments in shares listed on stock exchanges in Hong Kong and the United States. Most investments were in companies in the technology industry. The shares were measured at fair value through profit or loss. The table below provides a specification of the gains and losses on the investment portfolio.

	Year ended December 31,
[US$ thousands]	2020	2021	2022
Listed equity securities:
Realized net gain (loss)	12,910	(11,201)	(18,375)
Change in unrealized net gain (loss)	-	(11,696)	34,321
Listed equity securities sold short:
Realized net gain (loss)	-	17,123	-
Change in unrealized net gain (loss)	-	-	-
Equity derivatives:
Realized net gain (loss)	10	830	-
Change in unrealized net gain (loss)	113	-	-
Net gain (loss) on investment portfolio	13,033	(4,944)	15,946

The net gains in 2022 and 2020 on the investment portfolio were recognized in the Statement of Operations as finance income, while the net loss in 2021 was recognized as finance expense, as specified in Note 7. The investment program has existed through relatively volatile market conditions, and overall has provided a net financial gain of US$31.0 million since its inception in 2018 through 2022.

Receivables and payables for unsettled trades were included in other current receivables and other current liabilities, respectively, as specified in Notes 13 and 15.

The investments in listed equity securities create exposure to equity price risk. The adopted investment guidelines include requirements for diversification and limits on investments, both in nominal and relative terms, including the limit of US$70 million on the total capital to fund the investment portfolio. Opera has engaged Kunlun Group Limited, a related party, to be the manager of the investment program, while Opera’s chairman and chief executive officer is maintaining oversight. Kunlun Group Limited manages the capital subject to requirements in the investment guidelines for performance monitoring, risk tolerance, investment strategies and diversification. Reports on the investment portfolio are submitted to Opera’s senior management on a regular basis. See Note 17 for more information on the asset management fee payable to Kunlun Group Limited.

In February 2023, the investment program was terminated, as outlined in Note 18.

Share Repurchases

On January 20, 2022, the board of directors of the Company approved a share repurchase program, which authorized the Company’s management to execute the repurchase of American depositary shares (ADSs) listed on the Nasdaq Global Select Market for up to US$50 million by March 31, 2024, in any form that management may deem fit. The repurchase program does not obligate the Company to acquire a minimum number of shares. The repurchase program was launched in February 2022 and as of December 31, 2022, Opera had repurchased 3,354,495 ADSs under the program for US$17.3 million. Note 18 includes details on share repurchases completed after the end of the reporting period.

Prior to 2022, Opera had repurchased 7,476,455 ADSs for US$60.5 million under two separate repurchase programs that commenced in 2018 and 2020, and which were terminated in 2019 and 2021, respectively.

On October 17, 2022, Opera completed the repurchase of 46,750,000 ordinary shares, equivalent to 23,375,000 ADSs, for US$128.6 million from its pre-IPO shareholder Qifei International Development Co. Ltd., a subsidiary of 360 Security Technology Inc., which consequently is no longer a shareholder in Opera. This repurchase of ordinary shares was made separately from the share repurchase program for the Company’s ADSs.

Including both on- and off-market repurchases, Opera has repurchased a total of 34,205,950 ADS equivalents for US$ 206.5 million over the 2018-2022 period.

Business Combination

On January 11, 2021, Opera acquired 100% of the shares in YoYo Games Limited for US$9.5 million in cash consideration (or US$9.0 million net of cash acquired). YoYo Games Limited owns GameMaker, a platform users can access to develop games. The acquisition forms the basis for Opera Gaming, a new division focused on expanding Opera's capabilities and monetization opportunities in gaming.

The assets and liabilities recognized as a result of the acquisition are as follows.

[US$ thousands]	Fair value recognized on acquisition
Assets:
Intangible assets (technology)	331
Property and equipment (equipment)	37
Right-of-use assets (property)	234
Trade receivables	131
Prepayments	8
Cash	481
Liabilities:
Lease liabilities	234
Deferred tax liabilities	48
Trade payables	102
Income tax payable	63
Other current liabilities	67
Total identifiable net assets at fair value	708
Goodwill arising on acquisition	8,792
Cash consideration transferred	9,500

The goodwill of US$8.8 million comprises the value of expected synergies arising from the acquisition and the value of the assembled workforce, which are not separately recognized. For subsequent impairment testing purposes, the goodwill is allocated to the Browser and News segment. See Note 11 for more information.

The acquired business contributed revenue of US$2.2 million and a net loss of US$1.2 million to Opera in the period from January 11, 2021, to December 31, 2021. The contributed revenue and net loss would not be materially different had the acquisition been completed on January 1, 2021.

Discontinued Operations

On August 19, 2020, Opera completed a transaction in which TenSpot Pesa Limited, a wholly owned subsidiary at the time, and receivables due from it, were contributed to a subsidiary of NanoCred Cayman Company Limited (Nanobank) in exchange for Opera obtaining an ownership interest of 42% in Nanobank. The business of TenSpot Pesa Limited and its subsidiaries represented the entirety of Opera’s fintech operating segment at the time, comprising apps in emerging markets that offered instant microloans. See Note 12 for information on Opera’s investment in Nanobank.

In 2020, Opera terminated the retail operating segment under which it sold handsets and prepaid airtime. Upon its termination, the retail segment was classified as a discontinued operation. In 2021, Opera recognized provisions for expected credit losses on the remaining trade receivables outstanding for the sale of handsets and prepaid airtime, resulting in a credit loss expense of US$1.1 million and a related income tax benefit of US$0.2 million, the net of which was classified as loss from discontinued operations in 2021.

The table below presents the profit or loss from discontinued operations, comprising the results of TenSpot Pesa Limited and its subsidiaries up until August 19, 2020, the gain on loss of control over TenSpot Pesa Limited, and the results of the discontinued retail operations.

	Year ended December 31,
[US$ thousands]	2020	2021	2022
Revenue	136,246	-	-
Expenses	(147,822)	(1,053)	-
Profit (loss) before income tax	(11,576)	(1,053)	-
Income tax benefit (expense)	1,950	237	-
Profit (loss) after income tax	(9,626)	(816)	-
Gain on sale of the subsidiary after income tax	151,368	-	-
Profit (loss) from discontinued operation	141,742	(816)	-
Exchange differences on translation of discontinued operations	(1,802)	-	-
Other comprehensive loss from discontinued operations	(1,802)	-	-

The table below presents the calculation of the gain in 2020 on loss of control over TenSpot Pesa Limited.

[US$ thousands]	As of August 19, 2020
Fair value of shares in Nanobank	264,936
Less: Carrying amount of net assets disposed of	22,766
Less: Carrying amount of TenSpot Pesa Limited receivables transferred to Nanobank	87,867
Gain on sale before income tax and reclassification of foreign currency translation reserve	154,304
Reclassification of foreign currency translation reserve	(2,936)
Income tax expense on gain	-
Gain on sale after income tax	151,368

The table below presents the net cash flows of TenSpot Pesa Limited, its subsidiaries, and the discontinued retail operations.

	Year ended December 31,
[US$ thousands]	2020	2021	2022
Net cash flow from discontinued operating activities	65,806	-	-
Net cash flow used in discontinued investing activities	(576)	-	-
Net cash flow used in discontinued financing activities	(44,711)	-	-
Net change in cash and cash equivalents	20,518	-	-

As of August 19, 2020, TenSpot Pesa Limited and its subsidiaries had US$39.3 million in cash and cash equivalents, which were derecognized by Opera when accounting for the loss of control.

The table below presents the basic and diluted earnings per share from discontinued operations.

	Year ended December 31,
[Net income per ADS and share in US$]	2020	2021	2022
Basic earnings from discontinued operations per ADS	1.21	(0.01)	-
Diluted earnings from discontinued operations per ADS	1.19	(0.01)	-
Basic earnings from discontinued operations per share	0.60	(0.00)	-
Diluted earnings from discontinued operations per share	0.60	(0.00)	-